BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 12:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2010	2011	2012

Numerator:

Net income attributed to Sapiens shareholders	$6,152	$5,897	$11,780

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	21,583	28,460	39,953
Shares and related put options issued in Harcase acquisition	10	298	114
Stock options and warrants	588	2,006	1,604

Denominator for diluted net earnings per share - adjusted weighted average number of shares	22,181	30,764	41,671

The weighted average number of shares related to outstanding anti-dilutive options and warrants excluded from the calculations of diluted net earnings per share was 834,844, 1,308,212 and 1,675,521 for the years 2010, 2011 and 2012, respectively.